Annual Total Returns[BarChart] - UltraSmall-Cap ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.14%)	28.67%	86.13%	4.97%	(13.24%)	39.26%	25.25%	(26.88%)	46.81%	13.86%